Equity (Summary of RSUs activity) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of RSUs
Unvested RSUs outstanding as of December 31, 2015 | shares	559,124
Vested | shares	(184,621)
Forfeited | shares	(106,747)
Unvested RSUs outstanding as of December 31, 2016 | shares	267,756
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding as of December 31, 2015 | $ / shares	$ 81.35
Vested | $ / shares	94.36
Forfeited | $ / shares	81.90
Unvested RSUs outstanding as of December 31, 2016 | $ / shares	$ 72.17